CONDENSED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Income
Interest income	$ 265,252	$ 228,001
Miscellaneous	306,779	710,126
Revenues	572,031	938,127
Gain on sale of operating limited partnerships	15,973,739	3,799,238
Expenses and loss
Fund management fee	1,102,092	1,548,223
General and administrative expenses	795,878	622,699
Professional fees	377,163	491,555
Operating expenses	2,275,133	2,662,477
NET INCOME (LOSS)	14,270,637	2,074,888
Net income (loss) allocated to general partner	142,706	20,751
Net income (loss) allocated to limited partners	$ 14,127,931	$ 2,054,137
Net income (loss) per BAC	$ 0.17	$ 0.02
Series Twenty [Member]
Income
Interest income	$ 0	$ 1,340
Miscellaneous	0	0
Revenues	0	1,340
Gain on sale of operating limited partnerships	0	197,337
Expenses and loss
Fund management fee	0	7,369
General and administrative expenses	0	47,828
Professional fees	0	14,501
Operating expenses	0	69,698
NET INCOME (LOSS)	0	128,979
Net income (loss) allocated to general partner	0	1,290
Net income (loss) allocated to limited partners	$ 0	$ 127,689
Net income (loss) per BAC	$ 0.00	$ 0.03
Series Twenty One [Member]
Income
Interest income	$ 0	$ 0
Miscellaneous	0	0
Revenues	0	0
Gain on sale of operating limited partnerships	0	0
Expenses and loss
Fund management fee	0	0
General and administrative expenses	0	0
Professional fees	0	0
Operating expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	0	0
Net income (loss) allocated to limited partners	$ 0	$ 0
Net income (loss) per BAC	$ 0	$ 0
Series Twenty Two [Member]
Income
Interest income	$ 0	$ 1,579
Miscellaneous	0	0
Revenues	0	1,579
Gain on sale of operating limited partnerships	0	38,000
Expenses and loss
Fund management fee	0	18,778
General and administrative expenses	0	45,494
Professional fees	0	13,451
Operating expenses	0	77,723
NET INCOME (LOSS)	0	(38,144)
Net income (loss) allocated to general partner	0	(381)
Net income (loss) allocated to limited partners	$ 0	$ (37,763)
Net income (loss) per BAC	$ 0.00	$ (0.01)
Series Twenty Three [Member]
Income
Interest income	$ 0	$ 2,045
Miscellaneous	0	3,955
Revenues	0	6,000
Gain on sale of operating limited partnerships	0	43,500
Expenses and loss
Fund management fee	0	13,062
General and administrative expenses	0	48,108
Professional fees	0	15,332
Operating expenses	0	76,502
NET INCOME (LOSS)	0	(27,002)
Net income (loss) allocated to general partner	0	(270)
Net income (loss) allocated to limited partners	$ 0	$ (26,732)
Net income (loss) per BAC	$ 0.00	$ (0.01)
Series Twenty Four [Member]
Income
Interest income	$ 2,719	$ 2,601
Miscellaneous	1,680	582
Revenues	4,399	3,183
Gain on sale of operating limited partnerships	278,516	23,678
Expenses and loss
Fund management fee	26,041	39,414
General and administrative expenses	58,465	18,012
Professional fees	15,614	15,929
Operating expenses	100,120	73,355
NET INCOME (LOSS)	182,795	(46,494)
Net income (loss) allocated to general partner	1,828	(465)
Net income (loss) allocated to limited partners	$ 180,967	$ (46,029)
Net income (loss) per BAC	$ 0.08	$ (0.02)
Series Twenty Five [Member]
Income
Interest income	$ 0	$ 0
Miscellaneous	0	0
Revenues	0	0
Gain on sale of operating limited partnerships	0	0
Expenses and loss
Fund management fee	0	0
General and administrative expenses	0	0
Professional fees	0	0
Operating expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	0	0
Net income (loss) allocated to limited partners	$ 0	$ 0
Net income (loss) per BAC	$ 0	$ 0.00
Series Twenty Six [Member]
Income
Interest income	$ 6,567	$ 4,338
Miscellaneous	420	420
Revenues	6,987	4,758
Gain on sale of operating limited partnerships	109,433	10,500
Expenses and loss
Fund management fee	44,474	56,423
General and administrative expenses	31,347	23,367
Professional fees	19,034	23,287
Operating expenses	94,855	103,077
NET INCOME (LOSS)	21,565	(87,819)
Net income (loss) allocated to general partner	216	(878)
Net income (loss) allocated to limited partners	$ 21,349	$ (86,941)
Net income (loss) per BAC	$ 0.01	$ (0.02)
Series Twenty Seven [Member]
Income
Interest income	$ 54,890	$ 64,068
Miscellaneous	15,472	6,666
Revenues	70,362	70,734
Gain on sale of operating limited partnerships	856,766	0
Expenses and loss
Fund management fee	14,620	18,160
General and administrative expenses	80,756	18,079
Professional fees	13,626	23,231
Operating expenses	109,002	59,470
NET INCOME (LOSS)	818,126	11,264
Net income (loss) allocated to general partner	8,181	113
Net income (loss) allocated to limited partners	$ 809,945	$ 11,151
Net income (loss) per BAC	$ 0.33	$ 0.00
Series Twenty Eight [Member]
Income
Interest income	$ 4,896	$ 4,539
Miscellaneous	446	446
Revenues	5,342	4,985
Gain on sale of operating limited partnerships	73,248	8,500
Expenses and loss
Fund management fee	18,112	28,732
General and administrative expenses	66,024	21,607
Professional fees	15,367	15,105
Operating expenses	99,503	65,444
NET INCOME (LOSS)	(20,913)	(51,959)
Net income (loss) allocated to general partner	(209)	(520)
Net income (loss) allocated to limited partners	$ (20,704)	$ (51,439)
Net income (loss) per BAC	$ (0.01)	$ (0.01)
Series Twenty Nine [Member]
Income
Interest income	$ 2,933	$ 4,386
Miscellaneous	0	0
Revenues	2,933	4,386
Gain on sale of operating limited partnerships	0	123,094
Expenses and loss
Fund management fee	24,474	29,675
General and administrative expenses	28,485	22,529
Professional fees	18,512	17,920
Operating expenses	71,471	70,124
NET INCOME (LOSS)	(68,538)	57,356
Net income (loss) allocated to general partner	(685)	574
Net income (loss) allocated to limited partners	$ (67,853)	$ 56,782
Net income (loss) per BAC	$ (0.02)	$ 0.01
Series Thirty [Member]
Income
Interest income	$ 0	$ 2,269
Miscellaneous	0	2,049
Revenues	0	4,318
Gain on sale of operating limited partnerships	0	195,182
Expenses and loss
Fund management fee	0	18,242
General and administrative expenses	0	47,855
Professional fees	0	18,592
Operating expenses	0	84,689
NET INCOME (LOSS)	0	114,811
Net income (loss) allocated to general partner	0	1,148
Net income (loss) allocated to limited partners	$ 0	$ 113,663
Net income (loss) per BAC	$ 0.00	$ 0.04
Series Thirty One [Member]
Income
Interest income	$ 18,039	$ 20,487
Miscellaneous	0	476
Revenues	18,039	20,963
Gain on sale of operating limited partnerships	619,800	105,794
Expenses and loss
Fund management fee	(66,518)	56,654
General and administrative expenses	63,777	22,190
Professional fees	21,208	24,729
Operating expenses	18,467	103,573
NET INCOME (LOSS)	619,372	23,184
Net income (loss) allocated to general partner	6,194	232
Net income (loss) allocated to limited partners	$ 613,178	$ 22,952
Net income (loss) per BAC	$ 0.14	$ 0.01
Series Thirty Two [Member]
Income
Interest income	$ 4,160	$ 1,950
Miscellaneous	4,320	0
Revenues	8,480	1,950
Gain on sale of operating limited partnerships	159,553	539,088
Expenses and loss
Fund management fee	61,518	79,969
General and administrative expenses	30,921	22,901
Professional fees	18,374	23,228
Operating expenses	110,813	126,098
NET INCOME (LOSS)	57,220	414,940
Net income (loss) allocated to general partner	572	4,149
Net income (loss) allocated to limited partners	$ 56,648	$ 410,791
Net income (loss) per BAC	$ 0.01	$ 0.09
Series Thirty Three [Member]
Income
Interest income	$ 5,737	$ 3,764
Miscellaneous	14,427	2,536
Revenues	20,164	6,300
Gain on sale of operating limited partnerships	1,469,594	0
Expenses and loss
Fund management fee	25,268	34,602
General and administrative expenses	22,843	17,615
Professional fees	17,031	15,836
Operating expenses	65,142	68,053
NET INCOME (LOSS)	1,424,616	(61,753)
Net income (loss) allocated to general partner	14,246	(618)
Net income (loss) allocated to limited partners	$ 1,410,370	$ (61,135)
Net income (loss) per BAC	$ 0.54	$ (0.02)
Series Thirty Four [Member]
Income
Interest income	$ 4,656	$ 2,877
Miscellaneous	2,100	8,542
Revenues	6,756	11,419
Gain on sale of operating limited partnerships	284,500	0
Expenses and loss
Fund management fee	37,344	43,262
General and administrative expenses	24,773	19,976
Professional fees	14,924	14,195
Operating expenses	77,041	77,433
NET INCOME (LOSS)	214,215	(66,014)
Net income (loss) allocated to general partner	2,142	(660)
Net income (loss) allocated to limited partners	$ 212,073	$ (65,354)
Net income (loss) per BAC	$ 0.06	$ (0.02)
Series Thirty Five [Member]
Income
Interest income	$ 34,037	$ 35,588
Miscellaneous	5,963	0
Revenues	40,000	35,588
Gain on sale of operating limited partnerships	1,555,642	0
Expenses and loss
Fund management fee	25,535	29,412
General and administrative expenses	58,889	19,453
Professional fees	13,305	19,255
Operating expenses	97,729	68,120
NET INCOME (LOSS)	1,497,913	(32,532)
Net income (loss) allocated to general partner	14,979	(325)
Net income (loss) allocated to limited partners	$ 1,482,934	$ (32,207)
Net income (loss) per BAC	$ 0.45	$ (0.01)
Series Thirty Six [Member]
Income
Interest income	$ 26,478	$ 22,941
Miscellaneous	0	338,195
Revenues	26,478	361,136
Gain on sale of operating limited partnerships	581,982	253,104
Expenses and loss
Fund management fee	10,650	16,050
General and administrative expenses	56,198	16,373
Professional fees	13,973	40,214
Operating expenses	80,821	72,637
NET INCOME (LOSS)	527,639	541,603
Net income (loss) allocated to general partner	5,276	5,416
Net income (loss) allocated to limited partners	$ 522,363	$ 536,187
Net income (loss) per BAC	$ 0.25	$ 0.26
Series Thirty Seven [Member]
Income
Interest income	$ 0	$ 1,784
Miscellaneous	0	21,485
Revenues	0	23,269
Gain on sale of operating limited partnerships	0	1,062,375
Expenses and loss
Fund management fee	0	5,562
General and administrative expenses	0	50,977
Professional fees	0	13,306
Operating expenses	0	69,845
NET INCOME (LOSS)	0	1,015,799
Net income (loss) allocated to general partner	0	10,158
Net income (loss) allocated to limited partners	$ 0	$ 1,005,641
Net income (loss) per BAC	$ 0.00	$ 0.40
Series Thirty Eight [Member]
Income
Interest income	$ 19,192	$ 6,775
Miscellaneous	5,700	99,785
Revenues	24,892	106,560
Gain on sale of operating limited partnerships	1,506,757	7,000
Expenses and loss
Fund management fee	19,065	55,977
General and administrative expenses	57,561	17,423
Professional fees	14,670	14,965
Operating expenses	91,296	88,365
NET INCOME (LOSS)	1,440,353	25,195
Net income (loss) allocated to general partner	14,404	252
Net income (loss) allocated to limited partners	$ 1,425,949	$ 24,943
Net income (loss) per BAC	$ 0.56	$ 0.01
Series Thirty Nine [Member]
Income
Interest income	$ 0	$ 0
Miscellaneous	0	0
Revenues	0	0
Gain on sale of operating limited partnerships	0	0
Expenses and loss
Fund management fee	0	0
General and administrative expenses	0	0
Professional fees	0	0
Operating expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	0	0
Net income (loss) allocated to limited partners	$ 0	$ 0
Net income (loss) per BAC	$ 0	$ 0.00
Series Forty [Member]
Income
Interest income	$ 3,050	$ 3,080
Miscellaneous	6,639	1,750
Revenues	9,689	4,830
Gain on sale of operating limited partnerships	2,962,474	62,144
Expenses and loss
Fund management fee	44,930	88,588
General and administrative expenses	62,999	18,220
Professional fees	19,462	18,807
Operating expenses	127,391	125,615
NET INCOME (LOSS)	2,844,772	(58,641)
Net income (loss) allocated to general partner	28,448	(586)
Net income (loss) allocated to limited partners	$ 2,816,324	$ (58,055)
Net income (loss) per BAC	$ 1.08	$ (0.02)
Series Forty One [Member]
Income
Interest income	$ 4,178	$ 4,288
Miscellaneous	90,119	37,141
Revenues	94,297	41,429
Gain on sale of operating limited partnerships	28,040	14,000
Expenses and loss
Fund management fee	104,865	124,099
General and administrative expenses	24,048	19,904
Professional fees	21,619	26,367
Operating expenses	150,532	170,370
NET INCOME (LOSS)	(28,195)	(114,941)
Net income (loss) allocated to general partner	(282)	(1,149)
Net income (loss) allocated to limited partners	$ (27,913)	$ (113,792)
Net income (loss) per BAC	$ (0.01)	$ (0.04)
Series Forty Two [Member]
Income
Interest income	$ 19,135	$ 16,579
Miscellaneous	28,068	20,889
Revenues	47,203	37,468
Gain on sale of operating limited partnerships	401,094	54,322
Expenses and loss
Fund management fee	88,768	75,480
General and administrative expenses	22,965	18,843
Professional fees	29,154	24,001
Operating expenses	140,887	118,324
NET INCOME (LOSS)	307,410	(26,534)
Net income (loss) allocated to general partner	3,074	(265)
Net income (loss) allocated to limited partners	$ 304,336	$ (26,269)
Net income (loss) per BAC	$ 0.11	$ (0.01)
Series Forty Three [Member]
Income
Interest income	$ 18,852	$ 6,307
Miscellaneous	13,834	56,489
Revenues	32,686	62,796
Gain on sale of operating limited partnerships	1,277,506	428,020
Expenses and loss
Fund management fee	86,976	109,543
General and administrative expenses	26,475	21,913
Professional fees	26,731	25,770
Operating expenses	140,182	157,226
NET INCOME (LOSS)	1,170,010	333,590
Net income (loss) allocated to general partner	11,700	3,336
Net income (loss) allocated to limited partners	$ 1,158,310	$ 330,254
Net income (loss) per BAC	$ 0.32	$ 0.09
Series Forty Four [Member]
Income
Interest income	$ 17,407	$ 680
Miscellaneous	13,844	14,613
Revenues	31,251	15,293
Gain on sale of operating limited partnerships	3,092,325	0
Expenses and loss
Fund management fee	164,570	197,934
General and administrative expenses	22,671	18,558
Professional fees	17,508	16,485
Operating expenses	204,749	232,977
NET INCOME (LOSS)	2,918,827	(217,684)
Net income (loss) allocated to general partner	29,188	(2,177)
Net income (loss) allocated to limited partners	$ 2,889,639	$ (215,507)
Net income (loss) per BAC	$ 1.08	$ (0.08)
Series Forty Five [Member]
Income
Interest income	$ 12,705	$ 9,487
Miscellaneous	42,743	46,667
Revenues	55,448	56,154
Gain on sale of operating limited partnerships	673,509	633,600
Expenses and loss
Fund management fee	209,608	216,587
General and administrative expenses	31,455	24,933
Professional fees	41,757	36,130
Operating expenses	282,820	277,650
NET INCOME (LOSS)	446,137	412,104
Net income (loss) allocated to general partner	4,461	4,121
Net income (loss) allocated to limited partners	$ 441,676	$ 407,983
Net income (loss) per BAC	$ 0.11	$ 0.10
Series Forty Six [Member]
Income
Interest income	$ 5,621	$ 4,249
Miscellaneous	61,004	47,440
Revenues	66,625	51,689
Gain on sale of operating limited partnerships	43,000	0
Expenses and loss
Fund management fee	161,792	184,649
General and administrative expenses	25,226	20,541
Professional fees	25,294	20,919
Operating expenses	212,312	226,109
NET INCOME (LOSS)	(102,687)	(174,420)
Net income (loss) allocated to general partner	(1,027)	(1,744)
Net income (loss) allocated to limited partners	$ (101,660)	$ (172,676)
Net income (loss) per BAC	$ (0.03)	$ (0.06)